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September 9, 1998

VIA EDGAR

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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: First Providian Life and Health Insurance Company Separate Account C-Advisor's Edge Variable Annuity, Dimensional Variable Annuity and
     PGA Retirement Annuity
     File No.33-94204, 811-9062, CIK 947506
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), First Providian Life and Health Insurance Company Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the following underlying management investment companies: Endeavor Series Trust; DFA Investment Dimensions Group, Inc.; Federated Insurance Series; Montgomery Funds III; PB Series Trust; SteinRoe Variable Investment Trust; Strong Variable Insurance Funds, Inc.; Wanger Advisors Trust and Warburg Pincus Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

 .    Endeavor Series Trust (CIK: 847254) filed August 28, 1998
 .    DFA Investment Dimensions Group, Inc. (CIK: 355437) filed August 6, 1998
 .    Federated Insurance Series (CIK: 912577) filed August 19, 1998
 .    Montgomery Funds III (CIK: 930648) filed August 26, 1998
 .    PB Series Trust (CIK: 1026222) filed August 25, 1998
 .    SteinRoe Variable Investment Trust (CIK: 815425) filed August 31, 1998
 .    Strong Variable Insurance Funds, Inc. (CIK: 883644) filed September 2, 1998
 .    Wanger Advisors Trust (CIK: 929521) filed August 26, 1998
 .    Warburg Pincus Trust (CIK: 941568) filed August 14, 1998

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Gregory E. Miller-Breetz

Gregory E. Miller-Breetz
Assistant General Counsel